Document And Entity Information	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY VARIABLE CONTRACT REAL PROPERTY ACCOUNT
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	22-2426091
Entity Address, Address Line One	213 Washington Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	802-6000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0000829114